SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Organization And Significant Accounting Policies Details Narrative
Potentially dilutive securities anti-dilutive	5,142,729	1,922,853
Research and development expenses	$ 211,495	$ 198,913
Internal development expenses	179,135	183,750
Software development expenses	$ 32,360	$ 15,163